Schedule of Investments (unaudited)	iShares® MSCI Eurozone ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.6%
Erste Group Bank AG	446,498	$13,980,467
OMV AG	193,239	10,255,518
Verbund AG	90,394	8,182,790
voestalpine AG	154,831	4,258,829
		36,677,604
Belgium — 2.6%
Ageas SA/NV	210,881	8,538,962
Anheuser-Busch InBev SA/NV	1,131,520	66,731,823
D’ieteren Group	32,812	6,249,103
Elia Group SA/NV	43,996	6,268,923
Groupe Bruxelles Lambert NV	129,291	10,435,709
KBC Group NV	324,828	17,993,416
Sofina SA	20,283	4,415,067
Solvay SA	97,169	9,638,670
UCB SA	163,888	13,228,472
Umicore SA	274,747	9,915,433
Warehouses De Pauw CVA	210,330	5,620,053
		159,035,631
Finland — 3.1%
Elisa OYJ	186,796	9,716,606
Fortum OYJ	586,747	9,350,357
Kesko OYJ, Class B	354,742	7,625,364
Kone OYJ, Class B	441,422	22,075,722
Neste OYJ.	551,444	28,463,641
Nokia OYJ.	7,049,481	34,732,131
Orion OYJ, Class B	140,108	7,397,295
Sampo OYJ, Class A	624,969	31,650,408
Stora Enso OYJ, Class R	714,179	10,506,394
UPM-Kymmene OYJ	695,958	25,549,564
Wartsila OYJ Abp	628,278	5,442,393
		192,509,875
France — 36.0%
Accor SA(a)	224,827	5,921,981
Aeroports de Paris(a)	38,997	6,010,902
Air Liquide SA	681,708	99,250,610
Airbus SE	770,030	88,396,011
Alstom SA(b)	416,569	10,937,419
Amundi SA(c)	80,775	4,545,224
ArcelorMittal SA	686,430	18,821,299
Arkema SA	77,059	6,851,445
AXASA	2,434,904	68,831,238
BioMerieux	54,782	5,527,617
BNP Paribas SA	1,444,726	81,182,050
Bollore SE	1,164,530	6,551,440
Bouygues SA	297,991	9,215,714
Bureau Veritas SA	381,908	10,015,792
Capgemini SE	213,343	38,571,847
Carrefour SA	786,797	13,468,745
Cie. de Saint-Gobain	646,277	29,800,833
Cie. Generale des Etablissements Michelin SCA	883,758	24,897,584
Covivio	61,915	3,585,228
Credit Agricole SA	1,577,459	15,954,937
Danone SA	836,328	43,955,147
Dassault Aviation SA	32,865	5,224,131
Dassault Systemes SE	865,689	32,279,193
Edenred	323,683	17,782,806
Eiffage SA	108,139	10,647,783
Electricite de France SA	759,386	9,504,131
Security	Shares	Value

France (continued)
Engie SA	2,379,328	$36,170,035
EssilorLuxottica SA	378,830	70,741,263
Eurazeo SE	57,069	3,601,929
Eurofins Scientific SE	175,727	12,198,229
Gecina SA	60,461	5,914,859
Getlink SE	571,477	9,443,881
Hermes International	41,257	67,054,092
Ipsen SA	49,630	5,547,902
Kering SA	97,353	58,493,285
Klepierre SA	282,243	6,540,204
La Francaise des Jeux SAEM(c)	137,869	5,528,022
Legrand SA	347,198	28,290,001
L’Oreal SA	314,638	118,164,176
LVMH Moet Hennessy Louis Vuitton SE	360,580	279,820,342
Orange SA	2,591,267	26,330,267
Pernod Ricard SA	268,841	53,334,200
Publicis Groupe SA	297,956	19,610,394
Remy Cointreau SA	30,055	5,201,634
Renault SA(a)	251,964	9,167,579
Safran SA	445,255	55,027,147
Sanofi	1,486,024	134,231,475
Sartorius Stedim Biotech	35,821	12,225,821
Schneider Electric SE	706,763	104,370,610
SEB SA	32,595	2,573,907
Societe Generale SA	1,051,719	26,470,740
Sodexo SA	114,798	10,994,608
Teleperformance	77,013	17,580,653
Thales SA	138,531	17,721,590
TotalEnergies SE	3,241,312	202,582,280
Ubisoft Entertainment SA(a)	124,018	3,449,956
Unibail-Rodamco-Westfield(a)(b)	154,826	8,345,266
Valeo	267,707	5,004,672
Veolia Environnement SA	868,354	22,474,622
Vinci SA	700,580	70,734,592
Vivendi SE	935,822	8,422,805
Wendel SE	35,269	3,284,031
Worldline SA/France(a)(c)	311,736	14,767,312
		2,209,145,488
Germany — 23.2%
adidas AG	225,208	29,031,102
Allianz SE, Registered	532,097	113,582,214
Aroundtown SA(b)	1,313,705	3,184,382
BASF SE	1,196,505	60,920,526
Bayer AG, Registered	1,279,808	74,276,090
Bayerische Motoren Werke AG	431,315	39,162,817
Bechtle AG	107,945	3,936,392
Beiersdorf AG	130,828	14,227,977
Brenntag SE	200,488	12,747,211
Carl Zeiss Meditec AG, Bearer	52,839	7,203,802
Commerzbank AG(a)	1,382,577	11,580,612
Continental AG	144,517	8,746,200
Covestro AG(c)	253,376	10,182,725
Daimler Truck Holding AG(a)	587,433	19,363,348
Delivery Hero SE(a)(c)	221,462	9,693,984
Deutsche Bank AG, Registered	2,684,368	28,530,346
Deutsche Boerse AG	247,508	45,485,646
Deutsche Lufthansa AG, Registered(a)	784,118	6,321,615
Deutsche Post AG, Registered	1,290,367	51,547,890
Deutsche Telekom AG, Registered	4,222,326	85,893,651
E.ON SE	2,926,610	28,059,010

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Evonik Industries AG	272,267	$5,366,918
Fresenius Medical Care AG & Co. KGaA	269,521	8,429,734
Fresenius SE & Co. KGaA	550,272	15,332,112
GEA Group AG	198,265	8,107,292
Hannover Rueck SE	78,224	14,849,244
HeidelbergCement AG	189,909	10,412,466
HelloFresh SE(a)	214,541	5,313,106
Henkel AG & Co. KGaA	136,005	9,048,317
Infineon Technologies AG	1,700,994	57,137,152
Knorr-Bremse AG	95,221	5,428,029
LEG Immobilien SE	96,533	6,193,882
Mercedes-Benz Group AG	1,045,258	71,018,171
Merck KGaA	168,359	30,845,897
MTU Aero Engines AG	69,682	14,693,362
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	182,506	57,645,659
Nemetschek SE	76,309	3,813,741
Puma SE	138,959	7,191,636
Rational AG	6,751	4,241,680
Rheinmetall AG	56,530	11,553,322
RWEAG	836,861	36,839,435
SAP SE.	1,360,320	150,936,521
Scout24 SE(c)	105,885	5,811,825
Siemens AG, Registered	996,566	138,208,537
Siemens Healthineers AG(c)	366,178	19,516,768
Symrise AG.	173,215	19,865,809
Telefonica Deutschland Holding AG	1,346,300	3,220,012
Uniper SE(b)	43,481	199,758
United Internet AG, Registered(d)	127,791	2,716,790
Volkswagen AG	38,717	7,474,232
Vonovia SE	933,499	23,187,089
Zalando SE(a)(c)	292,365	9,195,703
		1,427,471,739
Ireland — 2.1%
AIB Group PLC	1,387,569	4,467,440
Bank of Ireland Group PLC	1,388,808	11,284,072
CRH PLC	983,582	39,541,456
Flutter Entertainment PLC, Class DI(a)	217,532	32,678,443
Kerry Group PLC, Class A	207,691	19,742,541
Kingspan Group PLC	202,056	11,469,891
Smurfit Kappa Group PLC	322,926	11,731,395
		130,915,238
Italy — 6.0%
Amplifon SpA	164,204	4,651,425
Assicurazioni Generali SpA	1,447,425	25,676,453
DiaSorin SpA	33,275	4,439,122
Enel SpA	10,596,737	57,167,117
Eni SpA	3,256,920	48,560,665
Ferrari NV	164,210	36,651,982
FinecoBank Banca Fineco SpA	792,065	12,864,486
Infrastrutture Wireless Italiane SpA(c)	434,592	4,334,520
Intesa Sanpaolo SpA	21,762,499	48,318,466
Mediobanca Banca di Credito Finanziario SpA	786,069	7,596,456
Moncler SpA	266,648	13,898,766
Nexi SpA(a)(c)	765,912	6,794,226
Poste Italiane SpA(c)	686,978	6,760,985
Prysmian SpA	330,819	11,658,321
Recordati Industria Chimica e Farmaceutica SpA	137,500	5,883,686
Snam SpA	2,665,919	13,608,736
Telecom Italia SpA/Milano(a)(b)	13,328,397	2,907,872
Security	Shares	Value

Italy (continued)
Tenaris SA	619,139	$10,747,827
Terna - Rete Elettrica Nazionale	1,841,444	14,105,355
UniCredit SpA	2,503,412	34,191,394
		370,817,860
Netherlands — 15.1%
ABN AMRO Bank NV, CVA(c)	547,191	7,056,530
Adyen NV(a)(c)	28,240	44,487,001
Aegon NV	2,325,344	11,399,917
AerCap Holdings NV(a)	176,542	10,839,679
Akzo Nobel NV	235,633	16,953,697
Argenx SE(a)	71,727	29,030,371
ASM International NV	60,846	16,872,028
ASML Holding NV	529,511	323,276,876
Davide Campari-Milano NV	678,931	7,155,456
Euronext NV(c)	112,700	8,621,395
EXOR NV, NVS(a)	140,899	11,060,569
Heineken Holding NV	132,203	10,008,830
Heineken NV	337,660	31,271,970
IMCD NV	73,901	10,930,270
ING Groep NV(a)	4,908,316	59,522,239
JDE Peet’s NV	135,084	4,184,514
Just Eat Takeaway.com NV(a)(b)(c)	241,995	5,606,585
Koninklijke Ahold Delhaize NV	1,358,491	39,589,274
Koninklijke DSM NV	227,813	29,548,094
Koninklijke KPN NV	4,280,179	13,167,097
Koninklijke Philips NV	1,158,472	17,359,249
NN Group NV	363,626	15,540,088
OCI NV	138,202	5,850,644
Prosus NV	1,080,622	70,714,518
QIAGEN NV(a)	295,784	14,767,076
Randstad NV	156,949	9,091,020
Stellantis NV	2,866,871	45,226,213
Universal Music Group NV	942,024	22,402,052
Wolters Kluwer NV	342,001	37,692,061
		929,225,313
Portugal — 0.6%
EDP - Energias de Portugal SA	3,627,004	17,210,289
Galp Energia SGPS SA	650,975	8,021,101
Jeronimo Martins SGPS SA	372,781	8,317,314
		33,548,704
Spain — 7.5%
Acciona SA	33,348	6,523,046
ACS Actividades de Construccion y Servicios SA	282,107	8,006,877
Aena SME SA(a)(c)	99,243	12,805,670
Amadeus IT Group SA(a)	587,083	31,742,113
Banco Bilbao Vizcaya Argentaria SA	7,907,196	46,597,438
Banco Santander SA	21,879,830	65,285,787
CaixaBank SA	5,792,894	21,536,928
Cellnex Telecom SA(c)	708,621	24,368,426
Corp. ACCIONA Energias Renovables SA	85,444	3,366,247
EDP Renovaveis SA	378,020	8,793,549
Enagas SA	213,004	3,847,409
Endesa SA	420,725	7,785,417
Ferrovial SA	641,143	17,241,811
Grifols SA(a)	401,941	4,306,383
Iberdrola SA	7,873,143	88,946,163
Industria de Diseno Textil SA	1,426,348	37,233,098
Naturgy Energy Group SA	191,837	5,393,729
Red Electrica Corp. SA	392,304	6,868,631

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Repsol SA	1,797,902	$27,760,185
Siemens Gamesa Renewable Energy SA(a)	315,531	5,945,739
Telefonica SA	6,828,767	25,489,582
		459,844,228
Switzerland — 0.7%
Siemens Energy AG(a)(b)	572,143	9,609,691
STMicroelectronics NV	890,339	34,462,268
		44,071,959
United Kingdom — 0.6%
CNH Industrial NV	1,329,304	21,424,200
Coca-Cola Europacific Partners PLC	268,110	14,233,960
		35,658,160

Total Common Stocks — 98.1%
(Cost: $7,154,989,807)		6,028,921,799

Preferred Stocks

Germany — 1.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	77,406	6,716,826
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	147,928	16,748,006
Henkel AG & Co. KGaA, Preference Shares, NVS	231,309	16,544,684
Porsche Automobil Holding SE, Preference Shares, NVS	198,618	12,208,786
Sartorius AG, Preference Shares, NVS	31,746	11,935,122
Volkswagen AG, Preference Shares, NVS	241,767	35,711,562
		99,864,986

Total Preferred Stocks — 1.6%
(Cost: $139,109,991)		99,864,986
Total Long-Term Investments — 99.7%
(Cost: $7,294,099,798)		6,128,786,785
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(e)(f)(g)	22,383,346	$22,385,584
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(e)(f)	27,040,000	27,040,000

Total Short-Term Securities — 0.8%
(Cost: $49,420,903)		49,425,584

Total Investments — 100.5%
(Cost: $7,343,520,701)		6,178,212,369

Liabilities in Excess of Other Assets — (0.5)%		(32,030,501)

Net Assets — 100.0%		$6,146,181,868

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,209,554	$9,177,167	(a)	$—	$(613)	$(524)	$22,385,584	22,383,346	$40,831	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,890,000	2,150,000	(a)	—	—	—	27,040,000	27,040,000	183,951		—
					$(613)	$(524)	$49,425,584		$224,782		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Eurozone ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	457	12/16/22	$19,114	$314,852

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,073,639	$6,003,848,160	$—	$6,028,921,799
Preferred Stocks	16,748,006	83,116,980	—	99,864,986
Money Market Funds	49,425,584	—	—	49,425,584
	$91,247,229	$6,086,965,140	$—	$6,178,212,369

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$314,852	$—	$314,852

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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